FEBRUARY 27, 2006

               SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 -----------------

                               Cash Reserve Fund

                                  Prime Series

On February 27, 2006, Scudder Cash Reserve Prime Shares will be known as DWS Cash Reserve Prime Shares.





















               Please Retain This Supplement for Future Reference

                                                              [DWS SCUDDER LOGO]

February 27, 2006
CAT-3603